10. Commitments - Minimum Rent Obligations (Details) - Quarterly (USD $)	Dec. 31, 2013
2014	$ 81,000
2015	83,000
2016	86,000
2017	22,000
Total	272,000
Quarterly Member
2014	61,000
2015	83,000
2016	86,000
2017	22,000
Total	$ 252,000